EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Schedule of employee benefit expenses

	For the year ended December 31,
In millions	2024	2023	2022
Wages and salaries	$774.4	$636.5	$541.3
Share-based payments	20.6	46.0	—
Social expenditure
Pensions - defined contribution plans	40.7	35.4	27.2
Pensions - defined benefit plans	3.1	2.7	3.1
Social security expenses	137.6	119.7	102.4
Total	$976.4	$840.3	$674.0